Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
5.	Cash and cash equivalents

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions, which are unrestricted as to withdrawal or use. The following table sets forth a breakdown of cash and cash equivalents by currency denomination and jurisdiction as of December 31, 2020 and 2021.

	RMB equivalent (US$)	RMB		Total in RMB
		China
	Overseas	Non VIE	VIEs
December 31, 2020	200,108,273	3,049,660	398,952	203,556,885
December 31, 2021	196,642,333	1,316,167	1,453,323	199,411,823